VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.3%
Australia : 2.6%
Buckeye Partners LP
3.95%, 12/01/26 $ 27,214 $ 25,840,510
4.12%, 12/01/27 18,179 17,153,988
5.60%, 10/15/44 13,495 10,411,756
5.85%, 11/15/43 18,195 14,872,589
Port of Newcastle
Investments Financing Pty
Ltd. 144A
5.90%, 11/24/31 † 13,600 12,266,479
80,545,322
Canada : 3.7%
Bombardier, Inc. 144A
7.45%, 05/01/34 23,149 25,984,753
Methanex Corp.
5.25%, 12/15/29 † 31,779 30,386,053
5.65%, 12/01/44 13,630 11,493,391
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 † 33,935 32,401,321
TransAlta Corp.
6.50%, 03/15/40 13,370 13,236,773
113,502,291
Germany : 1.6%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 † 45,284 50,408,881
Underline
Ireland : 2.4%
Perrigo Finance Unlimited
Co.
4.38%, 03/15/26 † 31,775 31,094,275
4.65%, 06/15/30 34,029 31,198,297
4.90%, 12/15/44 13,805 10,943,773
73,236,345
Italy : 5.8%
Telecom Italia Capital SA
6.00%, 09/30/34 45,310 42,523,644
6.38%, 11/15/33 45,287 43,929,232
7.20%, 07/18/36 45,310 45,525,223
7.72%, 06/04/38 45,324 46,810,491
178,788,590
United Kingdom : 6.1%
Marks & Spencer Plc 144A
7.12%, 12/01/37 13,570 13,836,267
Rolls-Royce Plc 144A
3.62%, 10/14/25 45,378 43,906,391
Standard Chartered Plc 144A
7.01%, 07/30/37 (o) 34,000 34,863,885
Vodafone Group Plc
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 90,509 93,729,582
186,336,125
United States : 76.1%
Banc of California
Par
(000’s) Value
United States (continued)
3.25% (Term SOFR USD 3
Month+2.52%), 05/01/31 $ 17,440 $ 15,696,000
Bath & Body Works, Inc.
6.95%, 03/01/33 † 13,349 13,145,290
Brandywine Operating
Partnership LP
3.95%, 11/15/27 20,233 18,311,980
4.55%, 10/01/29 15,904 13,846,314
7.80%, 03/15/28 † 15,925 16,267,894
Brightsphere Investment
Group, Inc.
4.80%, 07/27/26 12,522 11,943,797
Constellation Insurance, Inc.
144A
6.62%, 05/01/31 11,379 11,014,195
6.80%, 01/24/30 19,280 19,174,264
Crane NXT Co.
4.20%, 03/15/48 15,900 11,903,356
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26 † 15,913 16,683,336
Delta Air Lines, Inc.
3.75%, 10/28/29 † 21,504 19,778,734
4.38%, 04/19/28 † 18,615 17,946,163
Diversified Healthcare Trust
4.75%, 02/15/28 22,735 17,841,264
DPL, Inc.
4.35%, 04/15/29 18,113 16,790,112
Embarq Corp.
8.00%, 06/01/36 55,154 32,752,100
EnLink Midstream Partners
LP
4.15%, 06/01/25 † 19,121 18,735,521
5.05%, 04/01/45 20,268 16,489,808
5.45%, 06/01/47 † 22,642 19,701,903
5.60%, 04/01/44 15,785 14,023,552
Entegris, Inc. 144A
4.75%, 04/15/29 72,489 69,352,703
EQM Midstream Partners LP
4.12%, 12/01/26 † 22,716 21,891,913
5.50%, 07/15/28 † 38,509 38,188,759
6.50%, 07/15/48 † 24,975 25,793,292
FirstEnergy Corp.
1.60%, 01/15/26 † 13,642 12,717,343
2.05%, 03/01/25 13,641 13,104,431
2.25%, 09/01/30 20,452 17,105,591
2.65%, 03/01/30 † 27,243 23,695,280
3.40%, 03/01/50 † 38,491 26,686,299
4.15%, 07/15/27 67,786 65,145,776
5.10%, 07/15/47 27,481 24,635,375
7.38%, 11/15/31 21,037 24,859,107
Fluor Corp.
4.25%, 09/15/28 27,184 26,213,259
Frontier Florida LLC
6.86%, 02/01/28 † 13,596 13,098,896
Genting New York LLC /
GENNY Capital, Inc. 144A
3.30%, 02/15/26 23,774 22,052,650
Genworth Holdings, Inc.

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
6.50%, 06/15/34 $ 11,934 $ 10,949,647
Global Marine, Inc.
7.00%, 06/01/28 † 11,829 10,409,520
HB Fuller Co.
4.00%, 02/15/27 13,599 13,013,835
Hillenbrand, Inc.
5.00%, 09/15/26 17,007 16,639,825
Hudson Pacific Properties LP
3.25%, 01/15/30 18,000 14,392,341
3.95%, 11/01/27 18,000 16,212,775
4.65%, 04/01/29 22,500 19,900,801
5.95%, 02/15/28 15,750 14,931,159
Kohl's Corp.
4.25%, 07/17/25 † 16,017 15,571,888
4.62%, 05/01/31 22,516 18,037,342
5.55%, 07/17/45 † 19,405 13,083,821
Las Vegas Sands Corp.
2.90%, 06/25/25 † 22,711 21,944,844
3.50%, 08/18/26 45,312 43,334,630
3.90%, 08/08/29 34,013 31,418,658
Lumen Technologies, Inc.
7.60%, 09/15/39 15,939 4,115,689
Macy's Retail Holdings LLC
4.30%, 02/15/43 † 11,354 8,516,189
4.50%, 12/15/34 † 16,634 13,965,574
5.12%, 01/15/42 11,267 8,942,301
Murphy Oil Corp.
5.88%, 12/01/42 15,379 13,642,073
Navient Corp.
5.62%, 08/01/33 26,875 21,369,387
Newell Brands, Inc.
5.20%, 04/01/26 89,832 87,528,125
6.38%, 04/01/36 † 19,095 17,012,222
6.50%, 04/01/46 30,205 24,389,933
Nordstrom, Inc.
4.00%, 03/15/27 15,803 14,816,972
4.25%, 08/01/31 † 19,160 15,934,146
4.38%, 04/01/30 † 22,661 19,683,571
5.00%, 01/15/44 43,740 31,691,314
6.95%, 03/15/28 † 13,529 13,710,559
Oceaneering International,
Inc.
6.00%, 02/01/28 † 13,489 13,188,128
Office Properties Income
Trust
2.40%, 02/01/27 15,779 8,765,541
2.65%, 06/15/26 13,637 8,533,953
3.45%, 10/15/31 18,189 8,988,022
4.50%, 02/01/25 29,000 25,162,171
Qwest Corp.
7.25%, 09/15/25 11,237 11,017,317
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 45,344 40,322,152
4.62%, 04/06/31 15,901 13,308,501
Rockies Express Pipeline LLC
144A
3.60%, 05/15/25 † 18,017 17,497,428
Par
(000’s) Value
United States (continued)
4.80%, 05/15/30 $ 15,867 $ 14,835,605
4.95%, 07/15/29 † 24,973 23,895,842
6.88%, 04/15/40 † 22,724 22,536,107
7.50%, 07/15/38 11,263 11,357,497
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 22,700 20,938,634
7.50%, 10/15/27 13,622 14,329,704
Safeway, Inc.
7.25%, 02/01/31 11,809 12,409,327
Seagate HDD Cayman
4.09%, 06/01/29 22,477 20,735,422
4.12%, 01/15/31 12,508 11,053,478
4.88%, 06/01/27 † 22,937 22,504,374
5.75%, 12/01/34 † 22,256 21,593,550
Sealed Air Corp. 144A
6.88%, 07/15/33 † 20,371 21,276,267
Service Properties Trust
3.95%, 01/15/28 18,155 15,334,263
4.38%, 02/15/30 18,181 14,099,378
4.50%, 03/15/25 13,144 12,828,736
4.75%, 10/01/26 23,007 21,369,755
4.95%, 02/15/27 † 18,175 16,649,434
4.95%, 10/01/29 19,310 16,066,810
5.25%, 02/15/26 † 15,899 15,404,780
Spirit AeroSystems, Inc.
3.85%, 06/15/26 † 13,647 12,925,827
4.60%, 06/15/28 † 31,785 27,222,422
Steelcase, Inc.
5.12%, 01/18/29 † 20,381 19,551,086
Tenet Healthcare Corp.
6.88%, 11/15/31 16,286 16,724,826
Toledo Hospital
4.98%, 11/15/45 12,259 8,412,739
5.33%, 11/15/28 † 14,536 13,536,650
6.01%, 11/15/48 † 17,991 14,167,912
Topaz Solar Farms LLC 144A
5.75%, 09/30/39 24,587 24,480,808
Transocean, Inc.
6.80%, 03/15/38 † 27,534 22,318,647
7.50%, 04/15/31 † 17,934 15,840,923
Travel + Leisure Co.
6.00%, 04/01/27 18,067 18,083,567
6.60%, 10/01/25 15,919 16,130,882
Under Armour, Inc.
3.25%, 06/15/26 27,178 25,591,691
United States Cellular Corp.
6.70%, 12/15/33 24,590 25,347,741
United States Steel Corp.
6.65%, 06/01/37 † 12,482 13,064,448
Valley National Bancorp
3.00% (Term SOFR USD 3
Month+2.36%), 06/15/31 † 13,616 11,647,018
Vornado Realty LP
2.15%, 06/01/26 18,175 16,481,252
3.40%, 06/01/31 † 15,917 12,558,935
Walgreen Co.
4.40%, 09/15/42 11,775 9,701,575

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
Walgreens Boots Alliance,
Inc.
3.20%, 04/15/30 † $ 22,700 $ 20,020,206
3.45%, 06/01/26 65,350 62,523,010
4.10%, 04/15/50 † 34,450 25,146,238
4.50%, 11/18/34 † 13,775 12,550,345
4.65%, 06/01/46 † 14,300 11,846,948
4.80%, 11/18/44 † 34,900 29,478,211
Western Alliance Bancorp
3.00% (Term SOFR USD 3
Month+2.25%), 06/15/31 † 27,135 24,217,987
Xerox Corp.
4.80%, 03/01/35 † 11,305 8,466,818
6.75%, 12/15/39 † 15,927 13,413,828
XPO CNW, Inc.
6.70%, 05/01/34 13,617 13,966,107
Yum! Brands, Inc.
5.35%, 11/01/43 † 12,429 11,987,211
Par
(000’s) Value
United States (continued)
6.88%, 11/15/37 $ 14,703 $ 15,984,411
2,351,137,843
Total Corporate Bonds
(Cost: $3,136,031,597) 3,033,955,397
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.8%
Money Market Fund: 3.8%
(Cost: $118,302,562)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 118,302,562 118,302,562
Total Investments: 102.1%
(Cost: $3,254,334,159) 3,152,257,959
Liabilities in excess of other assets: (2.1)% (63,726,587)
NET ASSETS: 100.0% $ 3,088,531,372
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $120,191,430.
(o) Perpetual Maturity — the date shown is the next call date
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $471,141,343, or 15.3% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Cyclicals 20.1% $ 611,456,783
Technology 18.0 545,272,512
Energy 12.8 388,625,359
Real Estate 10.7 323,947,558
Industrials 9.0 272,785,210
Utilities 7.8 237,976,088
Financials 7.0 211,285,061
Consumer Non-Cyclicals 6.5 197,512,127
Healthcare 4.2 126,078,473
Basic Materials 3.5 105,917,330
Communications 0.4 13,098,896
100.0% $ 3,033,955,397